LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease cost:
Operating fixed lease cost	¥ 4,074	¥ 3,964
- Amortization of ROU assets	79	74
- Interest on lease liabilities	96	90
Short term lease cost	0	0
Operating variable lease cost	(25)	(171)
Total lease cost	¥ 4,224	¥ 3,957
Other information:
Weighted average remaining lease term, Operating leases	13 years	14 years
Weighted average remaining lease term, Finance leases	28 years	29 years
Weighted average discount rate, Operating leases	6.31%	6.23%
Weighted average discount rate, Finance leases	3.97%	3.96%